UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04700
                                                     ---------

                         The Gabelli Equity Trust Inc.
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE GABELLI EQUITY TRUST INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                              SEMI-ANNUAL REPORT
                                                              JUNE 30, 2004

                                                                      GAB PQ2/04

                                                                          [LOGO]
                                                               THE GABELLI
                                                               EQUITY TRUST INC.

                         THE GABELLI EQUITY TRUST INC.

                               Semi-Annual Report
                                 June 30, 2004

TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli Equity Trust's (the "Equity Trust") total return was 1.9% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Index and the Dow Jones Industrial Average rose 1.7% and 1.3%, respectively. For the six-month period ended June 30, 2004, the Equity Trust's NAV total return was 5.3% versus gains of 3.4% and 0.9% for the S&P 500 Index and the Dow Jones Industrial Average, respectively. The Equity Trust's market price on June 30, 2004 was $8.17, which equates to a 1.2% premium to its NAV of $8.07. The Equity Trust's market price fell 3.6% during the second quarter but has risen 5.7% for the six-month period ended June 30, 2004.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (a)
                                          ------------------------------------------------

                                                           YEAR TO                                                        SINCE
                                                QUARTER     DATE     1 YEAR    3 YEAR     5 YEAR    10 YEAR   15 YEAR  INCEPTION (b)
                                                -------     ----     ------    ------     ------    -------   -------  -------------
Gabelli Equity Trust NAV Return (c) .........    1.90%      5.29%    28.69%     4.51%      4.55%     10.73%     9.55%     11.61%
Gabelli Equity Trust Investment Return (d) ..   (3.58)      5.72     17.32     (1.21)      4.40       9.76     10.04      11.18

S&P 500 Index ...............................    1.72       3.44     19.10     (0.69)     (2.20)     11.82     11.31      11.52
Dow Jones Industrial Average ................    1.26       0.87     18.68      1.92       0.92      13.43     12.89      13.00
Nasdaq Composite Index ......................    2.69       2.22     26.19     (1.78)     (5.28)     11.24     10.88       9.87

(a) Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested (except for the Nasdaq Composite Index). Current performance may be lower or higher than the data presented. Visit www.gabelli.com for more recent performance information. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. Performance for periods less than one year is not annualized.

(b)   From commencement of investment operations on August 21, 1986.

(c) Total returns and average annual returns reflect changes in net asset value ("NAV"), reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs and taxes paid on undistributed long-term capital gains, and are net of expenses. Since Inception return based on initial net asset value of $9.34.

(d) Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, adjustments for rights offerings, spin-offs and taxes paid on undistributed long-term capital gains. Since Inception return based on an initial offering price of $10.00.

--------------------------------------------------------------------------------

SHAREHOLDER MEETING -- MAY 10, 2004 -- FINAL RESULTS

      The  Annual  Meeting  of  Shareholders  was  held on May  10,  2004 at the
Greenwich Public Library in Greenwich, Connecticut. At that meeting, common shareholders and preferred shareholders voting as a single class elected Mario
J. Gabelli, Thomas E. Bratter and Arthur V. Ferrara as Directors of the Equity Trust. A total of 136,717,747 votes, 136,548,475 votes and 136,373,588 were cast in favor of each Director and 2,217,139 votes, 2,386,411 votes and 2,561,298 votes were withheld for each Director, respectively.

      Anthony J. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Karl Otto Pohl, Anthony R. Pustorino and Salvatore J. Zizza continue to serve in their capacities as Directors of the Equity Trust.

      In addition, shareholders ratified an amendment to authorize the Board of Directors from time to time to increase or decrease the number of authorized shares of stock of any class or series without further action by the shareholders. 76,183,246 were cast in favor of the approval of this proposal, 5,239,139 votes were cast against this proposal and 1,901,204 votes abstained. We thank you for your participation and appreciate your continued support.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, current and historical quarterly reports, closing prices and other current news. We welcome your comments and questions via e-mail at closedend@gabelli.com.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of quarterly report availability, news events, media sightings, mutual fund prices and performance, and access to the Gabelli & Company, Inc. research library.

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
A description of the Trust's proxy voting policies and procedures and how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

                         THE GABELLI EQUITY TRUST INC.
                               PORTFOLIO CHANGES
                    QUARTER ENDED JUNE 30, 2004 (UNAUDITED)

                                                                    OWNERSHIP AT
                                                                      JUNE 30,
                                                     SHARES             2004
                                                   ---------        ------------
NET PURCHASES
COMMON STOCKS
Agrium Inc. .................................          5,000             5,000
Ajinomoto Co. Inc. ..........................         53,000            53,000
Allianz AG ..................................          3,000             7,000
AT&T Corp. ..................................         25,000           300,000
AT&T Wireless Services Inc. .................        520,000         1,800,000
Aviva PLC ...................................         15,000            95,000
BorgWarner Inc. (a) .........................         30,000            60,000
Burlington Resources Inc. (b) ...............        140,000           280,000
Caesars Entertainment Inc. ..................         20,000           450,000
Champion Enterprises Inc. ...................         50,000            50,000
Charter One Financial Inc. ..................        250,000           250,000
Cincinnati Bell Inc. ........................         16,000         1,000,000
Coca-Cola Co. ...............................          5,000            40,000
Compania de Telecomunicaciones de
  Chile SA, ADR .............................         10,000           110,000
Corning Inc. ................................         50,000           550,000
Dana Corp. ..................................         60,000           400,000
Fedders Corp. ...............................          5,000            75,000
Fleetwood Enterprises .......................         50,000            50,000
Franklin Electric Co., Inc. (c) .............         13,000            26,000
GATX Corp. ..................................          5,000           110,000
Gemstar-TV Guide International Inc. .........         35,000           400,000
Groupe Danone (d) ...........................         40,000            40,000
Hershey Foods Corp. (e) .....................         20,000            40,000
Hilton Group plc ............................         15,000         2,525,000
Hilton Hotels Corp. .........................         20,000           670,000
Hospira Inc. (f) ............................          1,500             1,500
IDEX Corp. (g) ..............................         87,500           262,500
IMC Global Inc. .............................         10,000            10,000
Invik & Co. AB, Cl. B (h) ...................        155,000           155,000
Janus Capital Group Inc. ....................        135,000           140,000
KDDI Corp. ..................................             25               233
Liberty Media International Inc.,
  Cl. A (i) .................................        110,817           110,817
Lloyds TSB Group PLC ........................         10,000            95,000
Mandalay Resort Group .......................         20,000            20,000
Manulife Financial Corp. (j) ................         50,000            50,000
Midas Inc. ..................................          1,000           116,000
Nippon Television Network Corp. .............          5,200             5,200
Nobel Biocare Holding AG. ...................          2,000             2,000
Nobility Homes Inc. .........................         10,000            10,000
Northrop Grumman Corp. (k) ..................        129,000           265,000
Pearson plc .................................         20,000            80,000
Procter & Gamble Co. (l) ....................        100,000           200,000
Secom Co. Ltd. ..............................         25,000            25,000
Sekisui House Ltd. ..........................         40,000            80,000
Sensient Technologies Corp. .................         50,000           300,000
Skyline Corp. ...............................          3,000             3,000
Southern Energy Homes Inc. ..................          1,000             1,000
Sprint Corp. (m) ............................        150,000           500,000
Straumann Holding AG. .......................          3,000             3,000
Swedish Match AB ............................        905,000           905,000
Synthes Inc. (n) ............................         10,000            10,000
Takeda Chemical Industries Ltd. .............          5,000            23,000
Telecom Argentina Stet France
  Telecom SA, ADR ...........................           8000            50,000
Terra Industries Inc. .......................          5,000             5,000
Texas Instruments Inc. ......................         20,000           260,000
Titan Corp. .................................         10,000           110,000
Tokyo Electron Ltd. .........................          4,000            14,400
TRW Automotive Holdings Corp. ...............         38,700           250,000
United States Cellular Corp. ................          3,700            23,700
Young Broadcasting Inc., Cl. A ..............         20,000           140,000

NET SALES
COMMON STOCKS
Abbott Laboratories .........................         (5,000)           15,000
Acuity Brands Inc. ..........................         (9,300)          180,000
Albertson's Inc. ............................        (25,000)          170,000
Amadeus Global Travel
  Distribution SA, Cl. A ....................       (115,000)               --
America Movil SA de CV, Cl. L, ADR ..........         (2,000)           88,000
AMETEK Inc. .................................         (1,000)          235,000
Andrew Corp. ................................        (35,000)           75,000
Boots Group plc. ............................        (75,000)               --
Cable & Wireless plc, ADR ...................        (45,000)               --
Cendant Corp. ...............................        (10,000)          150,000
Citizens Communications Co. .................        (20,000)          100,000
Corn Products International Inc. ............        (10,000)           90,000
Delphi Corp. ................................        (10,000)           30,000
DTE Energy Co. ..............................         (1,000)           16,000
Duke Energy Corp. ...........................        (10,000)          375,000
Flowers Foods Inc. ..........................         (2,400)           60,000
France Growth Fund, Inc. (o) ................        (20,000)               --
Gaylord Entertainment Co. ...................        (45,000)          200,000
Greif Inc., Cl. A ...........................         (5,000)          245,000
Irish Life & Permanent plc, Dublin ..........        (10,000)           90,000
John Hancock Financial
  Services Inc. (j) .........................        (55,000)               --
Kellogg Co. .................................         (5,000)          270,000
Lockheed Martin Corp. .......................         (5,000)           80,000
Maytag Corp. ................................        (15,000)           60,000
MeadWestvaco Corp. ..........................        (25,000)               --
Motorola Inc. ...............................        (26,000)          114,000
Nakanishi Inc. ..............................        (12,000)               --
Nextel Communications Inc., Cl. A ...........         (5,000)           85,000

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
                         PORTFOLIO CHANGES (CONTINUED)
                    QUARTER ENDED JUNE 30, 2004 (UNAUDITED)

                                                                    OWNERSHIP AT
                                                                      JUNE 30,
                                                     SHARES             2004
                                                   ---------        ------------
NET SALES (CONTINUED)
COMMON STOCKS (CONTINUED)
Nippon Broadcasting Systems Inc. ............         (4,000)               --
NIWS Co. Ltd. ...............................           (160)               --
Pactiv Corp. ................................        (10,000)          140,000
PepsiAmericas Inc. ..........................        (10,000)          570,000
Rollins Inc. ................................         (1,000)          679,000
Royce Value Trust Inc. ......................           (790)           36,000
Sequa Corp., Cl. A ..........................           (500)           84,000
Shin-Etsu Chemical Co. Ltd. .................        (10,000)               --
SKY Perfect Communications Inc. .............           (420)               --
St. Joe. Co. ................................         (2,000)          243,000
Superior Industries International Inc. ......         (4,000)           20,000
Telephone & Data Systems Inc. ...............         (8,000)          406,000
Tootsie Roll Industries Inc. ................         (1,178)          109,000
Verizon Communications Inc. .................         (7,000)          305,000
Zimmer Holdings Inc. ........................        (27,000)               35

PREFERRED STOCKS
Hercules Trust I, 9.420% Pfd. (p) ...........        (27,000)               --

(a)   2 for 1 stock split

(b)   2 for 1 stock split

(c)   2 for 1 stock split

(d)   2 for 1 stock split

(e)   2 for 1 stock split

(f)   Spinoff  -- 1 share  of  Hospira  Inc.  for  every  10  shares  of  Abbott
      Laboratories

(g)   3 for 2 stock split

(h)   10 for 1 stock split

(i) Spinoff -- 0.05 shares of Liberty Media International Inc., Cl. A for every 1 share of Liberty Media Corp., Ser. A

(j) Merger -- 1.1853 shares of Manulife Financial Corp. for every 1 share of John Hancock Financial Services Inc.

(k)   2 for 1 stock split

(l)   2 for 1 stock split

(m) 0.50 for 1 stock split, name change from Sprint Corp (PCS Group) to Sprint Corp.

(n)   10 for 1 stock  split,  name change from  Synthes-Stratec  Inc. to Synthes
      Inc.

(o)   Fund liquidation at $8.42 per share

(p)   Full call at $25.00 per share

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   SHARES                                                                         COST               VALUE
------------                                                                 --------------     --------------
               COMMON STOCKS -- 92.5%

               FINANCIAL SERVICES -- 8.8%
       7,000   Allianz AG ..............................................     $      866,497     $      758,228
      55,000   Allstate Corp. ..........................................          2,299,704          2,560,250
     550,000   American Express Co. ....................................         21,247,943         28,259,000
      34,000   Argonaut Group Inc.+ ....................................            893,076            626,620
      95,000   Aviva plc ...............................................            935,100            980,287
      90,000   Banco Santander Central
                 Hispano SA, ADR .......................................            322,130            945,000
     110,000   Bank of Ireland .........................................            635,101          1,469,468
      77,000   Bank of New York Co. Inc. ...............................          2,834,050          2,269,960
     275,000   Bankgesellschaft
                 Berlin AG+ ............................................          5,495,399            672,502
         260   Berkshire Hathaway Inc.,
                 Cl. A+ ................................................            824,299         23,127,000
     250,000   Charter One Financial Inc. ..............................         10,999,556         11,047,500
     185,000   Commerzbank AG, ADR+ ....................................          3,747,342          3,263,659
     157,000   Deutsche Bank AG, ADR ...................................          8,708,108         12,420,270
      20,000   Dun and Bradstreet Corp.+ ...............................            333,130          1,078,200
       5,000   H&R Block Inc. ..........................................             97,625            238,400
      25,000   Hibernia Corp., Cl. A ...................................            198,750            607,500
     155,000   Invik & Co. AB, Cl. B ...................................            728,053          1,455,771
      90,000   Irish Life & Permanent plc ..............................            702,922          1,385,154
     140,000   Janus Capital Group Inc. ................................          2,177,430          2,308,600
      45,000   JP Morgan Chase & Co. ...................................          1,251,002          1,744,650
      60,000   Leucadia National Corp. .................................          1,889,682          2,982,000
      95,000   Lloyds TSB Group plc ....................................            775,666            743,829
      50,000   Manulife Financial Corp. ................................          1,424,537          2,025,000
     100,000   Mellon Financial Corp. ..................................          3,140,094          2,933,000
     190,000   Midland Co. .............................................          1,070,105          5,633,500
      65,000   Mitsubishi Securities Co. Ltd. ..........................            458,816            853,641
      30,000   Moody's Corp. ...........................................          1,024,050          1,939,800
     257,500   Nikko Cordial Corp. .....................................          1,725,292          1,248,385
     150,000   Phoenix Companies Inc. ..................................          2,179,395          1,837,500
       2,500   Prudential Financial Inc. ...............................             68,750            116,175
      46,002   RAS SpA .................................................            576,832            834,487
      60,000   Riggs National Corp. ....................................            552,538          1,267,200
      45,000   Schwab (Charles) Corp. ..................................            657,562            432,450
      80,000   State Street Corp. ......................................          4,001,480          3,923,200
      20,000   SunTrust Banks Inc. .....................................            419,333          1,299,800
      80,000   T. Rowe Price Group Inc. ................................          2,689,800          4,032,000
      20,000   UBS AG ..................................................            845,648          1,409,294
      60,000   Unitrin Inc. ............................................          2,098,724          2,556,000
      60,000   Waddell & Reed Financial
                 Inc., Cl. A ...........................................          1,247,250          1,326,600
                                                                             --------------     --------------
                                                                                 92,142,771        134,611,880
                                                                             --------------     --------------
               FOOD AND BEVERAGE -- 8.1%
      53,000   Ajinomoto Co. Inc. ......................................            644,030            638,244
      30,000   Cadbury Schweppes
                 plc, ADR ..............................................            746,559          1,052,400
      90,000   Campbell Soup Co. .......................................          2,383,197          2,419,200
      40,000   Coca-Cola Co. ...........................................          1,871,842          2,019,200
       5,000   Coca-Cola Enterprises Inc. ..............................             77,195            144,950
      40,000   Coca-Cola Hellenic
                 Bottling Co. SA .......................................            519,295            934,386
      90,000   Corn Products
                 International Inc. ....................................          2,584,915          4,189,500
      73,592   Del Monte Foods Co.+ ....................................            623,741            747,695
      10,108   Denny's Corp.+ ..........................................             14,358             21,631
     100,000   Diageo plc ..............................................          1,037,393          1,348,337
     224,000   Diageo plc, ADR .........................................          8,642,745         12,264,000
     120,000   Dreyer's Grand Ice Cream
                 Holdings Inc., Cl. A ..................................          9,303,375          9,490,800
      60,000   Flowers Foods Inc. ......................................          1,011,842          1,569,000
      30,000   Fomento Economico
                 Mexicano SA de
                 CV, ADR ...............................................          1,094,322          1,375,200
      90,000   General Mills Inc. ......................................          4,162,848          4,277,700
      40,000   Groupe Danone ...........................................          3,491,214          3,489,348
     500,000   Grupo Bimbo SA de CV,
                 Cl. A .................................................          1,052,379          1,053,065
      20,000   Hain Celestial Group Inc.+ ..............................            267,663            362,000
     130,000   Heinz (H.J.) Co. ........................................          4,668,773          5,096,000
      40,000   Hershey Foods Corp. .....................................          1,333,128          1,850,800
     270,000   Kellogg Co. .............................................          8,513,258         11,299,500
      75,000   Kerry Group plc, Cl. A ..................................            860,877          1,587,727
      12,100   LVMH Moet Hennessy
                 Louis Vuitton SA ......................................            419,053            875,190
      42,000   Mondavi (Robert) Corp.,
                 Cl. A+ ................................................          1,193,206          1,554,840
       2,500   Nestle SA ...............................................            513,610            666,720
     570,000   PepsiAmericas Inc. ......................................          7,949,569         12,106,800
     415,000   PepsiCo.Inc .............................................         18,472,238         22,360,200
       6,750   Pernod-Ricard SA ........................................            470,174            863,121
      60,000   Ralcorp Holdings Inc.+ ..................................            940,903          2,112,000
      70,000   Sara Lee Corp. ..........................................          1,266,240          1,609,300
       2,000   Smucker (J.M.) Co. ......................................             52,993             91,820
     109,000   Tootsie Roll Industries Inc. ............................          1,566,039          3,542,500
     180,000   Wrigley (Wm.) Jr. Co. ...................................          9,781,062         11,349,000
                                                                             --------------     --------------
                                                                                 97,530,036        124,362,174
                                                                             --------------     --------------
               TELECOMMUNICATIONS -- 6.5%
       7,000   Aliant Inc. .............................................             62,390            143,942
      25,000   ALLTEL Corp. ............................................            534,554          1,265,500
     300,000   AT&T Corp. ..............................................          9,593,820          4,389,000
      90,540   ATX Communications Inc.+ ................................            151,570              5,432
     290,000   BCE Inc. ................................................          7,665,817          5,811,600
      33,400   Brasil Telecom
                 Participacoes SA, ADR .................................          1,940,826          1,025,380
   1,760,000   BT Group plc ............................................          7,277,785          6,335,640

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   SHARES                                                                         COST               VALUE
------------                                                                 --------------     --------------
               COMMON STOCKS (CONTINUED)

               TELECOMMUNICATIONS (CONTINUED)
   4,440,836   Cable & Wireless
                 Jamaica Ltd. ..........................................     $      101,639     $       72,620
     117,000   CenturyTel Inc. .........................................          2,733,061          3,514,680
   1,000,000   Cincinnati Bell Inc.+ ...................................          8,212,133          4,440,000
     100,000   Citizens Communications
                 Co.+ ..................................................          1,133,930          1,210,000
     254,800   Commonwealth Telephone
                 Enterprises Inc.+ .....................................          9,416,914         11,407,396
     110,000   Compania de
                 Telecomunicaciones de
                 Chile SA, ADR .........................................          1,634,847          1,340,900
     170,000   Deutsche Telekom
                 AG, ADR+ ..............................................          2,827,195          3,010,700
      15,000   Embratel Participacoes
                 SA, ADR ...............................................            266,400            207,450
       5,000   France Telecom SA, ADR ..................................            146,305            131,400
         233   KDDI Corp. ..............................................            830,434          1,332,466
     100,000   KPN NV ..................................................            232,728            761,622
       5,000   Manitoba Telecom
                 Services Inc. .........................................            189,106            169,122
   1,000,000   Qwest Communications
                 International Inc.+ ...................................          3,357,501          3,590,000
     110,345   Rogers Communications
                 Inc., Cl. B, New York .................................          1,537,198          2,000,555
       9,655   Rogers Communications
                 Inc., Cl. B, Toronto ..................................            137,424            173,909
     220,000   SBC Communications Inc. .................................          7,272,156          5,335,000
     500,000   Sprint Corp. ............................................         11,848,577          8,800,000
     186,554   Tele Norte Leste
                 Participacoes SA, ADR .................................          2,554,387          2,374,832
      50,000   Telecom Argentina Stet
                 France Telecom SA,
                 ADR+ ..................................................            423,451            452,000
   1,320,480   Telecom Italia SpA ......................................          3,059,314          4,104,761
     495,130   Telecom Italia SpA, RNC .................................            572,370          1,093,355
     274,000   Telefonica SA, ADR ......................................         13,264,644         12,228,620
      17,595   Telefonica SA, BDR ......................................            202,143            258,499
      36,000   Telefonos de Mexico SA
                 de CV, Cl. L, ADR .....................................            389,422          1,197,720
      12,750   TELUS Corp. .............................................            222,542            207,405
      52,500   TELUS Corp., ADR ........................................            950,397            854,018
       4,250   TELUS Corp., Non-Voting .................................             74,181             63,841
      20,750   TELUS Corp.,
                 Non-Voting, ADR .......................................            438,501            311,695
     305,000   Verizon Communications
                 Inc. ..................................................         13,501,419         11,037,950
                                                                             --------------     --------------
                                                                                114,757,081        100,659,010
                                                                             --------------     --------------
               ENERGY AND UTILITIES -- 6.0%
      75,000   AES Corp.+ ..............................................            424,572            744,750
      50,000   AGL Resources Inc. ......................................            891,012          1,452,500
     120,000   Allegheny Energy Inc.+ ..................................          1,090,388          1,849,200
      70,000   Apache Corp. ............................................          2,728,670          3,048,500
     247,000   BP plc, ADR .............................................         10,018,320         13,231,790
     280,000   Burlington Resources Inc. ...............................          5,902,202         10,130,400
     115,000   CH Energy Group Inc. ....................................          4,749,282          5,340,600
      20,000   Cinergy Corp. ...........................................            607,416            760,000
     100,000   CMS Energy Corp.+ .......................................            640,176            913,000
     103,217   ConocoPhillips ..........................................          5,288,737          7,874,425
      10,000   Constellation Energy
                 Group Inc. ............................................            237,177            379,000
      26,000   DPL Inc. ................................................            524,093            504,920
      16,000   DTE Energy Co. ..........................................            707,120            648,640
     375,000   Duke Energy Corp. .......................................          6,881,250          7,608,750
     110,000   Duquesne Light
                 Holdings Inc. .........................................          1,848,062          2,124,100
     200,000   El Paso Corp. ...........................................          2,520,332          1,576,000
     400,000   El Paso Electric Co.+ ...................................          3,236,625          6,176,000
      50,000   Energy East Corp. .......................................          1,065,733          1,212,500
      50,000   Eni SpA .................................................            732,789            992,785
      80,000   Exxon Mobil Corp. .......................................          2,750,108          3,552,800
      10,000   FPL Group Inc. ..........................................            556,256            639,500
      70,000   Halliburton Co. .........................................          1,726,011          2,118,200
      35,000   Kerr-McGee Corp. ........................................          2,046,290          1,881,950
     150,000   Mirant Corp.+ ...........................................            201,190             53,850
     100,000   NiSource Inc. (SAILS)+ ..................................            200,000            252,000
     300,000   Northeast Utilities .....................................          5,660,050          5,841,000
     100,000   Progress Energy Inc., CVO+ ..............................             52,000             36,000
      30,000   SJW Corp. ...............................................            883,106          1,020,000
      20,000   Southwest Gas Corp. .....................................            415,025            482,600
       7,907   Total SA ................................................          1,114,624          1,507,461
      95,000   TXU Corp. ...............................................          1,557,877          3,848,450
     255,000   Westar Energy Inc. ......................................          4,319,800          5,077,050
                                                                             --------------     --------------
                                                                                 71,576,293         92,878,721
                                                                             --------------     --------------
               ENTERTAINMENT -- 5.9%
     160,000   Canal Plus, ADR .........................................             34,011            214,128
     110,000   EMI Group plc ...........................................            292,543            486,244
      80,000   EMI Group plc, ADR ......................................            947,487            707,264
     120,000   Fox Entertainment
                 Group Inc., Cl. A+ ....................................          2,783,871          3,204,000
      50,000   GC Companies Inc.+ ......................................             54,500             27,500
     400,000   Gemstar-TV Guide
                 International Inc.+ ...................................          2,863,380          1,920,000
   2,216,352   Liberty Media Corp., Cl. A+ .............................         11,057,964         19,925,004
      82,788   Metro-Goldwyn-
                 Mayer Inc.+ ...........................................            186,273          1,001,735
     160,000   Publishing &
                 Broadcasting Ltd. .....................................            893,720          1,432,214

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   SHARES                                                                         COST               VALUE
------------                                                                 --------------     --------------
               COMMON STOCKS (CONTINUED)

               ENTERTAINMENT (CONTINUED)
      15,000   Regal Entertainment
                 Group, Cl. A ..........................................     $      285,000     $      271,500
     210,000   Six Flags Inc.+ .........................................          1,752,972          1,524,600
     260,000   The Walt Disney Co. .....................................          5,453,387          6,627,400
     750,000   Time Warner Inc.+ .......................................         16,797,691         13,185,000
     840,000   Viacom Inc., Cl. A ......................................         35,321,393         30,534,000
      43,900   Vivendi Universal SA+ ...................................          2,247,329          1,217,768
     330,000   Vivendi Universal SA, ADR+ ..............................          8,718,814          9,207,000
                                                                             --------------     --------------
                                                                                 89,690,335         91,485,357
                                                                             --------------     --------------
               WIRELESS COMMUNICATIONS -- 5.7%
      88,000   America Movil SA de CV,
                 Cl. L, ADR ............................................          2,291,502          3,200,560
   1,800,000   AT&T Wireless
                 Services Inc.+ ........................................         24,174,789         25,776,000
      27,900   Leap Wireless
                 International Inc.+ ...................................              8,252                502
   1,760,000   mm02 plc+ ...............................................          1,963,847          2,960,356
     100,000   mm02 plc, ADR+ ..........................................          1,149,772          1,680,000
      85,000   Nextel Communications
                 Inc., Cl. A+ ..........................................          2,165,953          2,266,100
       1,500   NTT DoCoMo Inc. .........................................          3,553,937          2,680,658
     177,000   Rogers Wireless
                 Communications Inc.,
                 Cl. B+ ................................................          1,998,679          4,787,850
      16,700   Tele Celular Sul
                 Participacoes SA, ADR .................................            266,992            215,430
      55,666   Tele Centro Oeste Celular
                 Participacoes SA, ADR .................................            166,868            510,457
       3,340   Tele Leste Celular
                 Participacoes SA, ADR+ ................................             89,340             44,021
       8,350   Tele Nordeste Celular
                 Participacoes SA, ADR .................................            123,227            192,050
       3,340   Tele Norte Celular
                 Participacoes SA, ADR .................................             51,601             30,227
   1,400,000   Telecom Italia Mobile SpA ...............................          7,521,308          7,937,416
      90,000   Telefonica Moviles SA ...................................            660,946            939,496
       8,350   Telemig Celular
                 Participacoes SA, ADR .................................            241,320            246,325
     406,000   Telephone & Data
                 Systems Inc. ..........................................         34,363,203         28,907,200
      66,800   Telesp Celular
                 Participacoes SA, ADR+ ................................          2,135,935            526,384
      23,700   United States
                 Cellular Corp.+ .......................................            750,774            913,635
     553,888   Vodafone Group plc ......................................            975,799          1,212,904
     100,000   Vodafone Group plc, ADR .................................          2,378,590          2,210,000
                                                                             --------------     --------------
                                                                                 87,032,634         87,237,571
                                                                             --------------     --------------
               PUBLISHING -- 5.0%
      20,000   Dow Jones & Co. Inc. ....................................          1,030,036            902,000
     248,266   Independent News &
                 Media plc .............................................            358,456            592,023
      20,000   Knight-Ridder Inc. ......................................          1,345,264          1,440,000
       5,000   McClatchy Co., Cl. A ....................................            240,250            350,750
     100,000   McGraw-Hill
                 Companies Inc. ........................................          6,052,805          7,657,000
     339,000   Media General Inc., Cl. A ...............................         20,169,846         21,770,580
     125,000   Meredith Corp. ..........................................          2,091,313          6,870,000
     115,000   New York Times Co., Cl. A ...............................          5,259,249          5,141,650
     120,000   News Corp. Ltd. .........................................            696,029          1,059,950
      10,000   News Corp. Ltd., ADR ....................................            186,274            354,200
      80,000   Pearson plc .............................................            911,889            972,035
     324,500   Penton Media Inc.+ ......................................          2,731,742            133,045
     400,000   PRIMEDIA Inc.+ ..........................................          1,948,569          1,112,000
      90,000   Pulitzer Inc. ...........................................          4,340,327          4,401,000
     175,000   Reader's Digest
                 Association Inc. ......................................          3,181,221          2,798,250
     261,319   SCMP Group Ltd. .........................................            191,790            103,860
      70,000   Scripps (E.W.) Co., Cl. A ...............................          4,559,387          7,350,000
      66,585   Seat Pagine Gialle SpA ..................................            177,139             27,949
      80,000   Thomas Nelson Inc. ......................................            951,267          1,819,200
     280,000   Tribune Co. .............................................         12,804,576         12,751,200
                                                                             --------------     --------------
                                                                                 69,227,429         77,606,692
                                                                             --------------     --------------
               DIVERSIFIED INDUSTRIAL -- 4.7%
     180,000   Acuity Brands Inc. ......................................          3,041,387          4,860,000
     195,000   Ampco-Pittsburgh Corp. ..................................          2,627,873          2,507,700
     125,000   Cooper Industries Ltd.,
                 Cl. A .................................................          6,152,755          7,426,250
     250,000   Crane Co. ...............................................          4,841,093          7,847,500
     110,000   GATX Corp. ..............................................          1,824,909          2,992,000
     245,000   Greif Inc., Cl. A .......................................          4,598,189         10,351,250
       3,400   Greif Inc., Cl. B .......................................             69,824            144,500
     420,000   Honeywell International Inc. ............................         14,054,610         15,384,600
     118,000   ITT Industries Inc. .....................................          3,585,603          9,794,000
     400,600   Lamson & Sessions Co.+ ..................................          2,458,185          3,220,824
     110,000   Park-Ohio Holdings Corp.+ ...............................          1,072,210          1,298,000
      10,000   Smiths Group plc ........................................            171,257            135,378
       4,000   Sulzer AG ...............................................            850,053          1,137,017
       7,500   Technip SA ..............................................            721,269          1,017,422
     100,000   Thomas Industries Inc. ..................................          1,388,525          3,320,000
      50,000   Trinity Industries Inc. .................................            945,000          1,589,500
                                                                             --------------     --------------
                                                                                 48,402,742         73,025,941
                                                                             --------------     --------------
               CONSUMER PRODUCTS -- 4.2%
      60,000   Altadis SA ..............................................            885,677          1,854,173
      43,000   Christian Dior SA .......................................          1,514,055          2,780,590
      10,000   Church & Dwight Co. Inc. ................................             99,535            457,800

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   SHARES                                                                         COST               VALUE
------------                                                                 --------------     --------------
               COMMON STOCKS (CONTINUED)

               CONSUMER PRODUCTS (CONTINUED)
      90,000   Compagnie Financiere
                 Richemont AG, Cl. A ...................................     $    1,264,406     $    2,349,888
      50,000   Department 56 Inc.+ .....................................            524,317            770,000
      35,000   Energizer Holdings Inc.+ ................................            821,306          1,575,000
      35,000   Fortune Brands Inc. .....................................          2,451,519          2,640,050
      30,000   Gallaher Group plc ......................................            274,164            362,609
     235,000   Gallaher Group plc, ADR .................................          9,106,250         11,374,000
     190,000   Gillette Co. ............................................          6,027,025          8,056,000
       2,000   Givaudan SA .............................................            550,742          1,157,777
      50,000   Harley-Davidson Inc. ....................................          2,322,820          3,097,000
      15,000   Matsushita Electric
                 Industrial Co. Ltd., ADR ..............................            178,325            215,400
     100,000   Mattel Inc. .............................................          1,549,565          1,825,000
      60,000   Maytag Corp. ............................................          1,389,460          1,470,600
      50,000   National Presto
                 Industries Inc. .......................................          1,766,002          2,061,500
      10,700   Nintendo Co. Ltd. .......................................            919,164          1,240,480
     200,000   Procter & Gamble Co. ....................................          8,770,000         10,888,000
      10,000   Swatch Group AG, Cl. B ..................................            584,263          1,301,501
     905,000   Swedish Match AB ........................................          9,409,522          9,250,692
                                                                             --------------     --------------
                                                                                 50,408,117         64,728,060
                                                                             --------------     --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.6%
      60,000   BorgWarner Inc. .........................................          1,326,210          2,626,200
     100,000   CLARCOR Inc. ............................................          1,266,455          4,580,000
     400,000   Dana Corp. ..............................................          6,377,042          7,840,000
      30,000   Delphi Corp. ............................................            522,082            320,400
     260,000   GenCorp.Inc .............................................          2,470,673          3,481,400
     250,000   Genuine Parts Co. .......................................          6,819,120          9,920,000
     190,000   Johnson Controls Inc. ...................................          7,685,500         10,142,200
     116,000   Midas Inc.+ .............................................          1,508,953          2,018,400
     331,500   Modine Manufacturing Co. ................................          8,839,590         10,558,275
      75,000   Scheib (Earl) Inc.+ .....................................            619,805            238,500
     163,000   Standard Motor
                 Products Inc. .........................................          1,748,388          2,400,990
      20,000   Superior Industries
                 International Inc. ....................................            510,238            669,000
     105,000   TransPro Inc.+ ..........................................            936,807            604,800
                                                                             --------------     --------------
                                                                                 40,630,863         55,400,165
                                                                             --------------     --------------
               CABLE AND SATELLITE -- 3.5%
   1,510,000   Cablevision Systems Corp.,
                 Cl. A+ ................................................         22,399,669         29,671,500
      30,000   Charter Communications
                 Inc., Cl. A+ ..........................................            138,876            117,600
     370,000   Comcast Corp., Cl. A+ ...................................         12,428,605         10,371,100
      85,000   Comcast Corp., Cl. A,
                 Special+ ..............................................            756,584          2,346,850
     148,444   DIRECTV Group Inc.+ .....................................          2,127,257          2,538,392
     110,817   Liberty Media International
                 Inc., Cl. A+ ..........................................          2,264,884          4,111,311
      50,000   Loral Space &
                 Communications Ltd.+ ..................................             11,250              7,250
      20,000   Shaw Communications Inc.,
                 Cl. B .................................................             52,983            333,694
      80,000   Shaw Communications Inc.,
                 Cl. B, Non-Voting .....................................            329,198          1,344,800
     461,472   UnitedGlobalCom Inc.,
                 Cl. A+ ................................................          2,911,835          3,350,287
                                                                             --------------     --------------
                                                                                 43,421,141         54,192,784
                                                                             --------------     --------------
               HOTELS AND GAMING -- 3.3%
     110,000   Aztar Corp.+ ............................................            772,707          3,080,000
     100,000   Boca Resorts Inc., Cl. A+ ...............................            921,500          1,982,000
     450,000   Caesars Entertainment Inc.+ .............................          2,686,763          6,750,000
     200,000   Gaylord Entertainment Co.+ ..............................          4,949,319          6,278,000
      55,000   Greek Organization of
                 Football Prognostics ..................................            630,177          1,038,531
       8,000   GTECH Holdings Corp. ....................................             69,219            370,480
   2,525,000   Hilton Group plc ........................................          8,483,893         12,638,275
     670,000   Hilton Hotels Corp. .....................................          6,924,016         12,502,200
      20,000   Mandalay Resort Group ...................................          1,354,880          1,372,800
      70,000   MGM Mirage+ .............................................          2,156,508          3,285,800
      45,000   Starwood Hotels &
                 Resorts Worldwide Inc. ................................            963,234          2,018,250
                                                                             --------------     --------------
                                                                                 29,912,216         51,316,336
                                                                             --------------     --------------
               HEALTH CARE -- 3.1%
      15,000   Abbott Laboratories .....................................            573,453            611,400
      55,000   Amgen Inc.+ .............................................          3,215,239          3,001,350
       5,000   AstraZeneca plc, London .................................            198,161            224,330
      35,146   AstraZeneca plc, Stockholm ..............................          1,255,532          1,595,647
      15,000   Aventis SA ..............................................          1,056,288          1,132,396
      29,900   Biogen Idec Inc.+ .......................................            181,025          1,891,175
     150,000   Bristol-Myers Squibb Co. ................................          3,911,965          3,675,000
      75,036   GlaxoSmithKline plc .....................................          1,817,378          1,518,627
       4,000   GlaxoSmithKline plc, ADR ................................            216,096            165,840
      18,000   Henry Schein Inc.+ ......................................            775,800          1,136,520
       1,500   Hospira Inc.+ ...........................................             36,603             41,400
      16,000   INAMED Corp.+ ...........................................            698,771          1,005,600
      47,000   Invitrogen Corp.+ .......................................          2,339,924          3,383,530
      80,000   Merck & Co. Inc. ........................................          4,009,501          3,800,000
       2,000   Nobel Biocare Holding AG ................................            286,712            312,999
      41,000   Novartis AG .............................................          1,292,180          1,808,727
     108,000   Novartis AG, Registered .................................          3,905,280          4,806,000
     120,000   Pfizer Inc. .............................................          3,556,135          4,113,600
      18,100   Roche Holding AG ........................................          1,644,615          1,792,079
      20,000   Sanofi-Synthelabo SA ....................................            967,750          1,267,748

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   SHARES                                                                         COST               VALUE
------------                                                                 --------------     --------------
               COMMON STOCKS (CONTINUED)

               HEALTH CARE (CONTINUED)
     100,000   Schering-Plough Corp. ...................................     $    1,917,839     $    1,848,000
       3,000   Straumann Holding AG ....................................            619,226            602,443
      60,000   Sybron Dental
                 Specialties Inc.+ .....................................          1,140,669          1,791,000
      10,000   Synthes Inc. ............................................            677,094          1,139,812
      23,000   Takeda Chemical
                 Industries Ltd. .......................................          1,140,219          1,009,669
     100,000   Wyeth ...................................................          4,105,470          3,616,000
                                                                             --------------     --------------
                                                                                 41,538,925         47,290,892
                                                                             --------------     --------------
               EQUIPMENT AND SUPPLIES -- 2.6%
     235,000   AMETEK Inc. .............................................          5,503,474          7,261,500
       2,000   Amphenol Corp., Cl. A+ ..................................             14,775             66,640
      95,000   CIRCOR International Inc. ...............................            981,440          1,937,050
     220,000   Donaldson Co. Inc. ......................................            970,341          6,446,000
      75,000   Fedders Corp. ...........................................            466,126            326,250
     115,000   Flowserve Corp.+ ........................................          1,995,044          2,868,100
      26,000   Franklin Electric Co. Inc. ..............................            210,022            981,760
     100,000   Gerber Scientific Inc.+ .................................          1,060,701            706,000
      70,000   GrafTech International
                 Ltd.+ .................................................            850,486            732,200
     262,500   IDEX Corp. ..............................................          5,657,750          9,016,875
      20,000   Ingersoll-Rand Co., Cl. A ...............................            836,200          1,366,200
      60,000   Lufkin Industries Inc. ..................................          1,105,223          1,918,800
       1,000   Manitowoc Co. Inc. ......................................             25,450             33,850
       1,000   Sealed Air Corp.+ .......................................             17,404             53,270
     235,000   Watts Water Technologies
                 Inc., Cl. A ...........................................          3,107,523          6,333,250
     100,000   Weir Group plc ..........................................            420,789            524,101
                                                                             --------------     --------------
                                                                                 23,222,748         40,571,846
                                                                             --------------     --------------
               AUTOMOTIVE -- 2.0%
      15,000   Ford Motor Co. ..........................................            334,700            234,750
     150,000   General Motors Corp. ....................................          4,903,032          6,988,500
     405,000   Navistar International
                 Corp.+ ................................................         13,980,822         15,697,800
      45,000   PACCAR Inc. .............................................            450,000          2,609,550
     250,000   TRW Automotive
                 Holdings Corp.+ .......................................          6,695,120          4,712,500
                                                                             --------------     --------------
                                                                                 26,363,674         30,243,100
                                                                             --------------     --------------
               CONSUMER SERVICES -- 1.9%
     475,000   InterActiveCorp.+ .......................................         11,476,194         14,316,500
      40,000   Loewen Group Inc.+ ......................................             48,700                  0
     679,000   Rollins Inc. ............................................         14,170,774         15,623,790
                                                                             --------------     --------------
                                                                                 25,695,668         29,940,290
                                                                             --------------     --------------
               RETAIL -- 1.9%
     170,000   Albertson's Inc. ........................................          4,524,789          4,511,800
     300,000   AutoNation Inc.+ ........................................          3,354,597          5,130,000
      22,500   Coldwater Creek Inc.+ ...................................            181,518            595,575
      22,000   Ito-Yokado Co. Ltd. .....................................            749,555            941,575
      30,000   Matsumotokiyoshi Co. Ltd. ...............................            835,350            907,300
     323,500   Neiman Marcus Group
                 Inc., Cl. B ...........................................          7,874,064         16,786,415
                                                                             --------------     --------------
                                                                                 17,519,873         28,872,665
                                                                             --------------     --------------
               BROADCASTING -- 1.8%
      16,666   Corus Entertainment Inc.,
                 Cl. B .................................................             62,036            322,568
     120,000   Gray Television Inc. ....................................          1,204,736          1,666,800
      27,500   Gray Television Inc.,
                 Cl. A .................................................            370,755            343,750
     185,100   Grupo Televisa SA, ADR ..................................          6,385,024          8,379,477
     200,000   Liberty Corp. ...........................................          8,528,905          9,390,000
      15,000   Lin TV Corp., Cl. A+ ....................................            344,736            318,000
     165,000   Mediaset SpA ............................................          1,326,670          1,881,000
       5,200   Nippon Television
                 Network Corp. .........................................            859,664            853,045
      40,375   NRJ Group ...............................................            384,806            884,199
     140,000   Paxson Communications
                 Corp.+ ................................................          1,323,628            455,000
      17,700   RTL Group ...............................................            775,136          1,036,033
     100,000   Television Broadcasts Ltd. ..............................            396,239            428,216
     140,000   Young Broadcasting Inc.,
                 Cl. A+ ................................................          3,217,910          1,841,000
                                                                             --------------     --------------
                                                                                 25,180,245         27,799,088
                                                                             --------------     --------------
               AVIATION: PARTS AND SERVICES -- 1.7%
     204,640   Curtiss-Wright Corp.,
                 Cl. B .................................................          5,637,891         11,003,493
     120,400   Fairchild Corp., Cl. A+ .................................          1,027,407            515,312
      90,000   Precision Castparts Corp. ...............................          2,330,982          4,922,100
      84,000   Sequa Corp., Cl. A+ .....................................          3,347,991          4,911,480
      74,600   Sequa Corp., Cl. B+ .....................................          3,852,672          4,457,350
                                                                             --------------     --------------
                                                                                 16,196,943         25,809,735
                                                                             --------------     --------------
               AEROSPACE -- 1.7%
     110,000   Boeing Co. ..............................................          3,680,633          5,619,900
      80,000   Lockheed Martin Corp. ...................................          4,434,820          4,166,400
     265,000   Northrop Grumman Corp. ..................................         12,594,609         14,230,500
     110,000   Titan Corp.+ ............................................          2,301,580          1,427,800
                                                                             --------------     --------------
                                                                                 23,011,642         25,444,600
                                                                             --------------     --------------

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   SHARES                                                                         COST               VALUE
------------                                                                 --------------     --------------
               COMMON STOCKS (CONTINUED)

               MACHINERY -- 1.5%
      20,000   AGCO Corp.+ .............................................     $      350,026     $      407,400
      10,000   Caterpillar Inc. ........................................            136,559            794,400
     320,000   Deere & Co. .............................................         15,328,000         22,444,800
                                                                             --------------     --------------
                                                                                 15,814,585         23,646,600
                                                                             --------------     --------------
               COMMUNICATIONS EQUIPMENT -- 1.4%
     125,000   Agere Systems Inc., Cl. B+ ..............................            362,157            268,750
      75,000   Andrew Corp.+ ...........................................            819,577          1,500,750
     550,000   Corning Inc.+ ...........................................          5,012,562          7,183,000
     130,000   Lucent Technologies Inc.+ ...............................            800,828            491,400
     114,000   Motorola Inc. ...........................................          1,613,938          2,080,500
     100,000   Nortel Networks Corp.+ ..................................            686,285            499,000
      44,000   Scientific-Atlanta Inc. .................................            355,750          1,518,000
     300,000   Thomas & Betts Corp. ....................................          5,741,098          8,169,000
                                                                             --------------     --------------
                                                                                 15,392,195         21,710,400
                                                                             --------------     --------------
               SPECIALTY CHEMICALS -- 1.4%
       5,400   Ciba Specialty Chemicals,
                 ADR ...................................................              8,652            195,156
      20,000   du Pont de Nemours (E.I.)
                 and Co. ...............................................            802,600            888,400
     330,000   Ferro Corp. .............................................          6,975,503          8,804,400
      40,000   Fuller (H.B.) Co. .......................................            968,437          1,136,000
     120,000   Hercules Inc.+ ..........................................          1,543,119          1,462,800
      10,000   IMC Global Inc. .........................................            139,584            134,000
      15,000   IVAX Corp.+ .............................................            170,441            359,850
     232,300   Omnova Solutions Inc.+ ..................................          1,879,165          1,417,030
     300,000   Sensient Technologies
                 Corp. .................................................          5,529,921          6,444,000
      10,000   Syngenta AG, ADR ........................................             18,940            167,900
                                                                             --------------     --------------
                                                                                 18,036,362         21,009,536
                                                                             --------------     --------------
               REAL ESTATE -- 1.1%
      80,000   Catellus Development
                 Corp. .................................................          1,535,534          1,972,000
      70,000   Cheung Kong
                 (Holdings) Ltd. .......................................            815,521            516,039
     100,000   Florida East Coast
                 Industries Inc. .......................................          1,458,643          3,865,000
      55,000   Griffin Land &
                 Nurseries Inc.+ .......................................            513,143          1,398,100
     243,000   St. Joe Co. .............................................          1,804,074          9,647,100
                                                                             --------------     --------------
                                                                                  6,126,915         17,398,239
                                                                             --------------     --------------
               AGRICULTURE -- 1.1%
       5,000   Agrium Inc. .............................................             68,444             72,750
   1,000,000   Archer-Daniels-
                 Midland Co. ...........................................         13,091,460         16,780,000
       5,000   Delta & Pine Land Co. ...................................             84,396            109,750
       5,000   Terra Industries Inc.+ ..................................             29,304             28,150
                                                                             --------------     --------------
                                                                                 13,273,604         16,990,650
                                                                             --------------     --------------
               ENVIRONMENTAL SERVICES -- 0.9%
      65,000   Republic Services Inc. ..................................            875,761          1,881,100
     400,000   Waste Management Inc. ...................................          9,495,206         12,260,000
                                                                             --------------     --------------
                                                                                 10,370,967         14,141,100
                                                                             --------------     --------------
               ELECTRONICS -- 0.8%
       3,000   Hitachi Ltd., ADR .......................................            218,796            208,770
      20,000   Molex Inc., Cl. A .......................................            519,697            545,600
       7,500   NEC Corp., ADR ..........................................             43,625             53,850
       9,500   Rohm Co. Ltd. ...........................................          1,408,684          1,137,057
      38,800   Royal Philips Electronics
                 NV, ADR ...............................................             53,456          1,055,360
      45,000   Sony Corp., ADR .........................................          1,340,589          1,712,250
     260,000   Texas Instruments Inc. ..................................          6,343,035          6,286,800
      14,400   Tokyo Electron Ltd. .....................................            783,746            807,662
                                                                             --------------     --------------
                                                                                 10,711,628         11,807,349
                                                                             --------------     --------------
               BUSINESS SERVICES -- 0.7%
      60,000   ANC Rental Corp.+ .......................................            578,273                 42
     150,000   Cendant Corp. ...........................................          2,981,441          3,672,000
       1,000   CheckFree Corp.+ ........................................              9,040             30,000
      98,000   Landauer Inc. ...........................................          2,494,473          4,376,680
      70,000   Nashua Corp.+ ...........................................            634,028            678,300
      25,000   Secom Co. Ltd. ..........................................          1,095,891          1,060,807
     212,500   Securicor plc ...........................................                  0            491,345
                                                                             --------------     --------------
                                                                                  7,793,146         10,309,174
                                                                             --------------     --------------
               METALS AND MINING -- 0.5%
      72,500   Harmony Gold Mining
                 Co. Ltd. ..............................................            347,738            761,499
      35,000   Harmony Gold Mining
                 Co. Ltd., ADR .........................................            282,733            370,650
     130,000   Newmont Mining Corp. ....................................          2,977,871          5,038,800
      50,000   Placer Dome Inc. ........................................            487,169            832,000
                                                                             --------------     --------------
                                                                                  4,095,511          7,002,949
                                                                             --------------     --------------
               PAPER AND FOREST PRODUCTS -- 0.3%
     140,000   Pactiv Corp.+ ...........................................          1,465,973          3,491,600
      16,656   Rayonier Inc. ...........................................            531,510            740,359
                                                                             --------------     --------------
                                                                                  1,997,483          4,231,959
                                                                             --------------     --------------

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   SHARES                                                                         COST               VALUE
------------                                                                 --------------     --------------
               COMMON STOCKS (CONTINUED)

               MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.2%
      50,000   Champion Enterprises Inc.+ ..............................     $      466,465     $      459,000
      50,000   Fleetwood Enterprises Inc.+ .............................            642,160            727,500
      32,222   Huttig Building
                 Products Inc.+ ........................................             81,163            247,465
      15,000   Martin Marietta
                 Materials Inc. ........................................            322,688            664,950
      10,000   Nobility Homes Inc. .....................................            195,123            205,100
      80,000   Sekisui House Ltd. ......................................            846,007            887,871
       3,000   Skyline Corp. ...........................................            118,554            121,950
       1,000   Southern Energy
                 Homes Inc.+ ...........................................              3,900              4,100
                                                                             --------------     --------------
                                                                                  2,676,060          3,317,936
                                                                             --------------     --------------
               BUILDING AND CONSTRUCTION -- 0.2%
      25,000   Bouygues SA .............................................            724,706            837,054
     100,500   CRH plc .................................................          1,259,457          2,122,663
                                                                             --------------     --------------
                                                                                  1,984,163          2,959,717
                                                                             --------------     --------------
               CLOSED-END FUNDS -- 0.2%
      77,333   Central Europe and
                 Russia Fund Inc. ......................................          1,125,498          1,651,833
      70,000   New Germany Fund Inc. ...................................            754,518            546,000
      36,000   Royce Value Trust Inc. ..................................            439,826            633,960
                                                                             --------------     --------------
                                                                                  2,319,842          2,831,793
                                                                             --------------     --------------
               TRANSPORTATION -- 0.1%
     100,000   AMR Corp.+ ..............................................          1,924,248          1,211,000
      15,000   Grupo TMM SA de CV,
                 Cl. A, ADR+ ...........................................             80,460             36,750
                                                                             --------------     --------------
                                                                                  2,004,708          1,247,750
                                                                             --------------     --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.1%
       5,000   Electronic Data
                 Systems Corp. .........................................             69,661             95,750
     100,000   EMC Corp.+ ..............................................          1,395,320          1,140,000
      25,256   Telecom Italia Media SpA+ ...............................             26,868             10,386
                                                                             --------------     --------------
                                                                                  1,491,849          1,246,136
                                                                             --------------     --------------
               TOTAL COMMON
               STOCKS ..................................................      1,147,550,394      1,423,328,195
                                                                             --------------     --------------
               PREFERRED STOCKS -- 2.0%

               PUBLISHING -- 1.7%
     771,603   News Corp. Ltd.,
                 Pfd., ADR .............................................         20,984,228         25,370,307
                                                                             --------------     --------------
               TELECOMMUNICATIONS -- 0.1%
      26,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd.,
                 Ser. B ................................................            820,367          1,091,480
      20,400   Citizens Communications Co.,
                 5.000% Cv. Pfd. .......................................            992,655          1,020,000
                                                                             --------------     --------------
                                                                                  1,813,022          2,111,480
                                                                             --------------     --------------
               AEROSPACE -- 0.1%
      14,021   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B ...............................          1,633,727          1,843,761
                                                                             --------------     --------------
               BROADCASTING -- 0.1%
          90   Gray Television Inc.,
                 8.000% Cv. Pfd.,
                 Ser. C (a) ............................................            900,000            909,000
                                                                             --------------     --------------
               AVIATION: PARTS AND SERVICES -- 0.0%
       3,000   Sequa Corp.,
                 $5.00 Cv. Pfd. ........................................            239,700            291,750
                                                                             --------------     --------------
               WIRELESS COMMUNICATIONS -- 0.0%
  10,760,547   Telesp Celular
                 Participacoes SA, Pfd.+ ...............................             82,623             33,772
                                                                             --------------     --------------
               TOTAL PREFERRED
                 STOCKS ................................................         25,653,300         30,560,070
                                                                             --------------     --------------

  PRINCIPAL
   AMOUNT
------------
               CORPORATE BONDS -- 0.2%

               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
  $1,000,000   Standard Motor Products Inc., Sub. Deb. Cv.,
                 6.750%, 07/15/09 ......................................            946,771            990,000
                                                                             --------------     --------------
               CABLE AND SATELLITE -- 0.1%
   1,000,000   Charter Communications Inc., Cv.,
                 4.750%, 06/01/06 ......................................            727,303            927,500
                                                                             --------------     --------------
               AVIATION: PARTS AND SERVICES -- 0.0%
     803,000   Kaman Corp., Sub. Deb. Cv.,
                 6.000%, 03/15/12 ......................................            764,944            797,981
                                                                             --------------     --------------
               ENERGY AND UTILITIES -- 0.0%
     900,000   Mirant Corp., Sub. Deb. Cv.,
                 2.500%, 06/15/21+ (c) .................................            685,613            507,938
                                                                             --------------     --------------
               TOTAL CORPORATE
                 BONDS .................................................          3,124,631          3,223,419
                                                                             --------------     --------------

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   SHARES                                                                         COST               VALUE
------------                                                                 --------------     --------------
               WARRANTS -- 0.0%
               FOOD AND BEVERAGE -- 0.0%
      62,463   Denny's Corp.,
                 expires 01/07/05+ .....................................     $      105,604     $            0
                                                                             --------------     --------------
  PRINCIPAL
   AMOUNT
------------
               REPURCHASE AGREEMENTS -- 5.2%
 $80,562,000   Agreement with State Street
                 Bank and Trust Co.,
                 1.180%, dated 06/30/04,
                 due 07/01/04, proceeds at
                 maturity, $80,564,641 (b) .............................         80,562,000         80,562,000
                                                                             --------------     --------------
               SHORT TERM OBLIGATIONS -- 0.1%
               U.S. GOVERNMENT OBLIGATIONS -- 0.1%
   1,500,000   U.S. Treasury Bill,
                 0.994%++, 07/08/04 ....................................          1,499,714          1,499,714
                                                                             --------------     --------------

TOTAL INVESTMENTS -- 100.0% ............................................     $1,258,495,643     $1,539,173,398
                                                                             ==============

LIABILITIES IN EXCESS OF OTHER ASSETS .....................................................         (3,157,531)

PREFERRED STOCK
  (9,556,900 preferred shares outstanding) ................................................       (418,742,500)
                                                                                                --------------

NET ASSETS -- COMMON STOCK
  (138,506,691 common shares outstanding) .................................................      1,117,273,367
                                                                                                ==============

NET ASSET VALUE PER COMMON SHARE
  ($1,117,273,367 / 138,506,691 shares outstanding) .......................................              $8.07
                                                                                                         =====

----------
               For Federal tax purposes:
               Aggregate Cost .............................................................     $1,258,495,643
                                                                                                ==============
               Gross unrealized appreciation ..............................................     $  350,989,503
               Gross unrealized depreciation ..............................................        (70,311,748)
                                                                                                --------------
               Net unrealized appreciation ................................................     $  280,677,755
                                                                                                ==============

----------
(a) Security fair valued under procedures established by the Board of Directors. At June 30, 2004, the market value of fair valued securities amounted to $909,000 or 0.1% of total investments.

(b) Collateralized by U.S. Treasury Note, 1.75%, due 12/31/04, market value $82,177,178.

(c)   Bond in default.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   - American Depository Receipt.

BDR   - Brazilian Depository Receipt.

CVO   - Contingent Value Obligation.

RNC   - Non-Convertible Savings Shares.

SAILS - Stock Appreciation Income Linked Securities.

USD   - U.S. Dollars.

W/I   - When Issued.

                                                       % OF
                                                      MARKET         MARKET
                                                       VALUE          VALUE
                                                      ------     --------------
      GEOGRAPHIC DIVERSIFICATION
      United States .............................      81.2%     $1,249,518,373
      Europe ....................................      12.9         198,206,143
      Asia/Pacific ..............................       1.9          29,264,785
      Latin America .............................       1.5          23,880,821
      Canada ....................................       1.3          19,381,997
      Japan .....................................       1.1          17,789,129
      South Africa ..............................       0.1           1,132,149
                                                      -----      --------------
      Total Investments .........................     100.0%     $1,539,173,398
                                                      =====      ==============

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)

ASSETS:
  Investments, at value (cost $1,258,495,643) .............     $ 1,539,173,398
  Cash and foreign currency, at value (cost $383,243) .....             380,701
  Dividends and interest receivable .......................           2,192,925
  Receivable for investments sold .........................           5,878,412
  Other assets ............................................             147,210
                                                                ---------------
  TOTAL ASSETS ............................................       1,547,772,646
                                                                ---------------
LIABILITIES:
  Payable for investments purchased .......................           6,313,086
  Dividends payable .......................................             152,698
  Unrealized depreciation on swap contracts ...............           3,464,828
  Unrealized depreciation on forward foreign
    exchange contracts ....................................               2,643
  Payable for investment advisory fees ....................           1,140,325
  Interest payable on swap contract .......................             354,380
  Payable for shareholder communication fees ..............             143,791
  Payable to custodian ....................................              27,128
  Payable for offering expenses ...........................              79,786
  Other accrued expenses and liabilities ..................              78,114
                                                                ---------------
  TOTAL LIABILITIES .......................................          11,756,779
                                                                ---------------
PREFERRED STOCK:
  Series B Cumulative Preferred Stock (7.20%, $25
    liquidation value, $0.001 par value, 6,600,000
    shares authorized with 6,600,000 shares issued
    and outstanding) ......................................         165,000,000
  Series C Cumulative Preferred Stock (Auction Rate,
    $25,000 liquidation value, $0.001 par value,
    5,200 shares authorized with 5,200 shares issued
    and outstanding) ......................................         130,000,000
  Series D Cumulative Preferred Stock (5.875%, $25
    liquidation value, $0.001 par value, 3,000,000
    shares authorized with 2,949,700 shares issued
    and outstanding) ......................................          73,742,500
  Series E Cumulative Preferred Stock (Auction Rate,
    $25,000 liquidation value, $0.001 par value,
    2,000 shares authorized with 2,000 shares issued
    and outstanding) ......................................          50,000,000
                                                                ---------------
  TOTAL PREFERRED STOCK ...................................         418,742,500
                                                                ---------------
  NET ASSETS ATTRIBUTABLE TO COMMON
    STOCK SHAREHOLDERS ....................................     $ 1,117,273,367
                                                                ===============
NET ASSETS ATTRIBUTABLE TO COMMON STOCK
  SHAREHOLDERS CONSIST OF:
  Capital stock, at par value .............................     $       138,507
  Additional paid-in capital ..............................         889,699,337
  Accumulated distributions in excess of net
    investment income .....................................         (40,710,186)
  Accumulated net realized gain (loss) on investments,
    futures contracts and foreign currency transactions ...          (9,081,369)
  Net unrealized appreciation on investments, swap
    contracts and foreign currency transactions ...........         277,227,078
                                                                ---------------
  TOTAL NET ASSETS ........................................     $ 1,117,273,367
                                                                ===============
NET ASSET VALUE PER COMMON SHARE
  ($1,117,273,367 / 138,506,691 shares outstanding;
  183,998,000 shares authorized of $0.001 par value) ......               $8.07
                                                                          =====

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $430,459) ...............     $ 12,212,766
  Interest ...................................................        1,050,194
                                                                   ------------
  TOTAL INVESTMENT INCOME ....................................       13,262,960
                                                                   ------------
EXPENSES:
  Investment advisory fees ...................................        5,730,080
  Shareholder communications expenses ........................          289,410
  Payroll ....................................................          110,194
  Custodian fees .............................................           94,033
  Shareholder services fees ..................................           82,308
  Directors' fees ............................................           68,343
  Legal and audit fees .......................................           50,889
  Miscellaneous expenses .....................................          344,593
                                                                   ------------
  TOTAL EXPENSES .............................................        6,769,850
  LESS: CUSTODIAN FEE CREDIT .................................           (1,221)
                                                                   ------------
  NET EXPENSES ...............................................        6,768,629
                                                                   ------------
  NET INVESTMENT INCOME ......................................        6,494,331
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, FUTURES CONTRACTS, SWAP CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments ...........................        5,946,757
  Net realized gain on foreign currency transactions .........           84,995
  Net realized loss on swap contracts ........................       (2,228,432)
  Net realized gain on futures contracts .....................          166,217
                                                                   ------------
  Net realized gain on investments, futures contracts,
    swap contracts and foreign currency transactions .........        3,969,537
                                                                   ------------
  Net change in unrealized appreciation/depreciation
    on investments, swap contracts and foreign
    currency transactions ....................................       54,715,932
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
    FUTURES CONTRACTS, SWAP CONTRACTS AND
    FOREIGN CURRENCY TRANSACTIONS ............................       58,685,469
                                                                   ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..........................................       65,179,800
                                                                   ------------
  Total Distributions to Preferred Stock Shareholders ........       (9,049,834)
                                                                   ------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON
    STOCK SHAREHOLDERS RESULTING FROM OPERATIONS .............     $ 56,129,966
                                                                   ============

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                                              SIX MONTHS ENDED
                                                                                               JUNE 30, 2004           YEAR ENDED
                                                                                                (UNAUDITED)        DECEMBER 31, 2003
                                                                                              ----------------     -----------------
OPERATIONS:
  Net investment income ..................................................................    $     6,494,331       $     6,138,026*
  Net realized gain on investments, futures contracts and foreign currency transactions ..          3,969,537           105,127,056*
  Net change in unrealized appreciation/depreciation on investments, swap contracts
    and foreign currency transactions ....................................................         54,715,932           234,044,532
                                                                                              ---------------       ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................         65,179,800           345,309,614
                                                                                              ---------------       ---------------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income ..................................................................         (9,049,834)             (320,420)
  Net realized short-term gain on investments, futures contracts and foreign
    currency transactions ................................................................                 --            (1,248,028)
  Net realized long-term gains on investments, futures contracts and foreign
    currency transactions ................................................................                 --           (17,605,267)
                                                                                              ---------------       ---------------
  TOTAL DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS ....................................         (9,049,834)          (19,173,715)
                                                                                              ---------------       ---------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS
    RESULTING FROM OPERATIONS ............................................................         56,129,966           326,135,899
                                                                                              ---------------       ---------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
  Net investment income ..................................................................         (3,297,065)           (1,408,135)
  Net realized short-term gain on investments, futures contracts and foreign
    currency transactions ................................................................                 --            (6,188,838)
  Net realized long-term gains on investments, futures contracts and foreign
    currency transactions ................................................................                 --           (85,161,394)
  Return of capital ......................................................................        (40,710,186)**           (558,040)
                                                                                              ---------------       ---------------
  TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .......................................        (44,007,251)          (93,316,407)
                                                                                              ---------------       ---------------
TRUST SHARE TRANSACTIONS:
  Net increase in net assets from common shares issued upon reinvestment of
    dividends and distributions ..........................................................         10,553,133            22,608,759
  Net increase in net assets from repurchase of preferred shares .........................             72,307                    --
  Offering costs for preferred shares charged to paid-in capital .........................                 --            (3,305,944)
                                                                                              ---------------       ---------------
  NET INCREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS ...............................         10,625,440            19,302,815
                                                                                              ---------------       ---------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS ...................         22,748,155           252,122,307

NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS:
  Beginning of period ....................................................................      1,094,525,212           842,402,905
                                                                                              ---------------       ---------------
  End of period ..........................................................................    $ 1,117,273,367       $ 1,094,525,212
                                                                                              ===============       ===============

----------

 * As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase net investment income and decrease realized gain by $4,302,270.

** Based on current earnings and subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Equity Trust Inc. (the "Equity Trust") is a closed-end, non-diversified management investment company organized as a Maryland corporation on May 20, 1986 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose primary objective is long-term growth of capital. The Equity Trust had no operations until August 11, 1986, when it sold 10,696 shares of common stock to Gabelli Funds, LLC (the "Adviser") for $100,008. Investment operations commenced on August 21, 1986.

      Effective August 1, 2002, the Equity Trust modified its non-fundamental investment policy to increase, from 65% to 80%, the portion of its assets that it will invest, under normal market conditions in equity securities (the "80% Policy"). The 80% Policy may be changed without shareholder approval. However, the Equity Trust has adopted a policy to provide shareholders with at least 60 days' notice of the implementation of any change in the 80% Policy.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

      Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

      Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

      REPURCHASE AGREEMENTS. The Equity Trust may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Equity Trust takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Equity Trust to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Equity Trust's holding period. The Equity Trust will always receive and maintain securities

                         THE GABELLI EQUITY TRUST INC.
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Equity Trust in each agreement. The Equity Trust will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Equity Trust may be delayed or limited.

      SWAP AGREEMENTS. The Equity Trust may enter into interest rate swap or cap transactions. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Equity Trust would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Equity Trust periodically a variable rate payment that is intended to approximate the Equity Trust's variable rate payment obligation on the Series C Preferred Stock. In an interest rate cap, the Equity Trust would pay a premium to the interest rate cap to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Equity Trust would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. Depending on the general state of short-term interest rates and the returns on the Equity Trust's portfolio securities at that point in time, such a default could negatively affect the Equity Trust's ability to make dividend payments for the Series C Preferred Stock. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Equity Trust will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Equity Trust's ability to make dividend payments on the Series C Preferred Stock.

      The Trust has entered into one interest rate swap agreement with Citibank N.A. Under the agreement the Trust receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2004 are as follows:

              NOTIONAL                           FLOATING RATE*           TERMINATION         UNREALIZED
               AMOUNT         FIXED RATE      (RATE RESET MONTHLY)           DATE            DEPRECIATION
            ------------      ----------      --------------------       ------------        ------------
            $130,000,000        4.494%                1.11%              July 2, 2007        $ (3,464,828)

----------
*     Based on Libor (London Interbank Offered Rate).

      As a result of recent FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Equity Trust has reclassified periodic payments made under interest rate swap agreement, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in prior years financial highlights. Prior years net investment income ratios in the financial highlights have also been modified accordingly.

      This reclassification increased net investment income and decreased net realized gains by $4,302,270 and $1,813,999 for the years ended December 31, 2003 and December 31, 2002, respectively, but had no effect on the Equity Trust's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

      For the years ended December 31, 2003 and December 31, 2002, financial highlights reclassifications were as follows: net investment income per share increased by $0.03 and $0.01, respectively, ratios of net investment income to average net assets attributable to common shares increased by 0.47% and 0.18%, respectively, ratios of operating expenses to average net assets attributable to common shares decreased by 0.47% and 0.18%, respectively, and ratios of operating expenses to average total net assets including liquidation value of preferred shares decreased by 0.33% and 0.13%, respectively.

      FUTURES CONTRACTS. The Equity Trust may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Such investments will only be made if they are

                         THE GABELLI EQUITY TRUST INC.
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

economically appropriate to the reduction of risks involved in the management of the Equity Trust's investments. Upon entering into a futures contract, the Equity Trust is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Equity Trust each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized appreciation/depreciation on investments and futures contracts. The Equity Trust recognizes a realized gain or loss when the contract is closed. There were no open futures contracts at June 30, 2004.

      There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk the Equity Trust may not be able to enter into a closing transaction because of an illiquid secondary market.

      FOREIGN CURRENCY TRANSACTIONS. The books and records of the Equity Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Equity Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders of the Equity Trust's 7.20% Tax Advantaged Series B Cumulative Preferred Stock, Series C Auction Rate Cumulative Preferred Stock, 5.875% Series D Cumulative Preferred Stock, and Series E Auction Rate Cumulative Preferred Stock ("Cumulative Preferred Stock") are accrued on a daily basis and are determined as described in Note 5.

      Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Equity Trust, timing differences and differing characterization of distributions made by the Equity Trust.

      For the year ended December 31, 2003, reclassifications were made to increase accumulated distributions in excess of net investment income for $35,924 and decrease accumulated distributions in excess of net realized gain on investments, options, future contracts and foreign currency transactions for $35,924 with an offsetting adjustment to additional paid-in capital.

      The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:

                                                                       YEAR ENDED
                                                                    DECEMBER 31, 2003
                                                              ----------------------------
                                                                COMMON          PREFERRED
                                                              -----------      -----------
            DISTRIBUTIONS PAID FROM:
            Ordinary income
              (Inclusive of short term capital gain) ...      $ 7,596,973      $ 1,568,448
            Net long term capital gain .................       85,161,394       17,605,267
            Non-taxable return of capital ..............          558,040               --
                                                              -----------      -----------
            Total distributions paid ...................      $93,316,407      $19,173,715
                                                              ===========      ===========

                         THE GABELLI EQUITY TRUST INC.
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      The tax character of amounts distributed in 2004 which exceed the ordinary income of the Fund will be treated as a non-taxable return of capital. Such determination can only be made upon completion of the taxable year.

      PROVISION FOR INCOME TAXES. The Equity Trust intends to continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

      As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

            Net unrealized appreciation on investments .......    $ 222,707,582
            Net unrealized depreciation on foreign currency
              transactions and interest rate swaps ...........       (7,102,989)
            Other ............................................         (291,785)
                                                                  -------------
            Total accumulated gain ...........................    $ 215,312,808
                                                                  =============

      Other is primarily due to dividends payable on preferred stock at December 31, 2003.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Equity Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Equity Trust will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Equity Trust's average weekly net assets plus liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Equity Trust's portfolio and oversees the administration of all aspects of the Equity Trust's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the net asset value of the common shares of the Equity Trust, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of the Cumulative Preferred Stock.

      The Equity Trust's total return on the net asset value of the common shares is monitored on a monthly basis to assess whether the total return on the net asset value of the common shares exceeds the stated dividend rate of the Cumulative Preferred Stock for the period. For the six months ended June 30, 2004, the Equity Trust's total return on the net asset value of the common shares exceeded the stated dividend rate of the Series E Auction Rate Cumulative Preferred Stock. Thus, management fees were accrued on these assets, but not on the assets of the Series B, Series C Auction Rate, and Series D Cumulative Preferred Stock. Management fees were reduced by the amount of $1,838,314.

      During the six months ended June 30, 2004, Gabelli & Company, Inc. received $171,054 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Equity Trust.

      The cost of calculating the Equity Trust's net asset value per share is an Equity Trust expense pursuant to the Investment Advisory Agreement between the Equity Trust and the Adviser. During the six months ended June 30, 2004, the Equity Trust reimbursed the Adviser $17,400 in connection with the cost of computing the Equity Trust's net asset value.

4.  PORTFOLIO  SECURITIES.   Cost  of  purchases  and  proceeds  from  sales  of
securities, other than short-term securities, for the six months ended June 30, 2004 aggregated $121,094,964 and $56,678,127, respectively.

5. CAPITAL. The charter permits the Equity Trust to issue 182,000,000 shares of common stock (par value $0.001). The Board of Directors of the Equity Trust has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board of Directors may determine from time to time)

                         THE GABELLI EQUITY TRUST INC.
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

from the net asset value of the shares. During the six months ended June 30, 2004, the Equity Trust did not repurchase any shares of its common stock in the open market.

      Transactions in common stock were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2004                      YEAR ENDED
                                                               (UNAUDITED)                   DECEMBER 31, 2003
                                                      ----------------------------      ----------------------------
                                                        SHARES           AMOUNT            SHARES          AMOUNT
                                                      -----------      -----------      -----------      -----------
            Shares issued upon reinvestment
              of dividends and distributions ...        1,316,807      $10,553,133        3,129,917      $22,608,759
                                                      ===========      ===========      ===========      ===========
            Net increase .......................        1,316,807      $10,553,133        3,129,917      $22,608,759
                                                      ===========      ===========      ===========      ===========

      The holders of Cumulative Preferred Stock have voting rights equivalent to those of the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. In addition, the 1940 Act requires that along with approval of a majority of the holders of common stock, approval of a majority of the holders of any outstanding shares of Cumulative Preferred Stock, voting separately as a class, would be required to
(a) adopt any plan of reorganization that would adversely affect the Cumulative Preferred Stock, and (b) take any action requiring a vote of security holders, including, among other things, changes in the Equity Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. The Equity Trust's Articles of Incorporation, as amended, authorize the issuance of up to 16,006,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Equity Trust is required to meet certain asset coverage tests as required by the 1940 Act and by the Shares' Articles Supplementary with respect to the Cumulative Preferred Stock. If the Equity Trust fails to meet these requirements and does not correct such failure, the Equity Trust may be required to redeem, in part or in full, the 7.20% Series B, Series C Auction Rate, 5.875% Series D, and Series E Auction Rate Cumulative Preferred Stock at a redemption price of $25, $25,000, $25, and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Equity Trust's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Equity Trust's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

      Under Emerging Issues Task Force (EITF) promulgating Topic D-98, CLASSIFICATION AND MEASUREMENT OF REDEEMABLE SECURITIES, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. In accordance with the guidance of the EITF, the Equity Trust's Cumulative Preferred Stock is classified outside of permanent equity (net assets attributable to common stock shareholders) in the accompanying financial statements.

      The Equity Trust, as authorized by the Board of Directors, redeemed all (5,367,900 shares) of its outstanding 7.25% Series A Cumulative Preferred Stock. The redemption date was June 17, 2003 and the redemption price was $25.4078 per Preferred Share, which consisted of $25.00 per Preferred Share (the "liquidation value") plus accrued dividends through the redemption date of $0.4078 per Preferred Share. The Preferred Shares were callable at any time at the liquidation value of $25.00 per share plus accrued dividends following the expiration of the five-year call protection on June 9, 2003.

                         THE GABELLI EQUITY TRUST INC.
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      On June 27, 2002, the Equity Trust received net proceeds of $128,246,557 (after underwriting discounts of $1,300,000 and offering expenses of $453,443) from the public offering of 5,200 shares of Series C Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every 7 days, is expected to vary with short-term interest rates. The Rates of Series C Auction Rate Cumulative Preferred Stock ranged from 1.02% to 1.53% for the six months ended June 30, 2004. Existing shareholders may submit an order to hold, bid or sell such shares on each auction date. Series C Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Equity Trust, at its option, may redeem the Series C Auction Rate Cumulative Preferred Stock in whole or in part at the liquidation value price at any time. During the six months ended June 30, 2004, the Equity Trust did not repurchase any shares of Series C Auction Rate Cumulative Preferred Stock. At June 30, 2004, 5,200 shares of the Series C Auction Rate Cumulative Preferred Stock were outstanding with an annualized dividend rate of
1.48 percent and accrued dividends amounted to $5,344.

      On October 7, 2003, the Equity Trust received net proceeds of $72,387,500 (after underwriting discounts of $2,362,500 and estimated offering expenses of $250,000) from the public offering of 3,000,000 shares of 5.875% Series D Cumulative Preferred Stock. Commencing October 7, 2008 and thereafter, the Equity Trust, at its option, may redeem the 5.875% Series D Cumulative Preferred Stock in whole or in part at the liquidation value price. During the six months ended June 30, 2004, the Equity Trust repurchased 50,300 shares of 5.875% Series D Cumulative Preferred Stock in the open market at a cost of $1,185,193 and an average discount of approximately 5.83% from its liquidation value of $25.00 per share. All repurchased shares of 5.875% Series D Cumulative Preferred Stock have been retired. At June 30, 2004, 2,949,700 shares of the 5.875% Series D Cumulative Preferred Stock were outstanding and accrued dividends amounted to $36,103.

      On October 7, 2003, the Equity Trust received net proceeds of $49,260,000 (after underwriting discounts of $500,000 and estimated offering expenses of $240,000) from the public offering of 2,000 shares of Series E Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every 7 days, is expected to vary with short-term interest rates. The Rates of Series E Auction Rate Cumulative Preferred Stock ranged from 1.02% to 1.47% for the six months ended June 30, 2004. Existing shareholders may submit an order to hold, bid or sell such shares on each auction date. Series E Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Equity Trust, at its option, may redeem the Series E Auction Rate Cumulative Preferred Stock in whole or in part at the liquidation value price at any time. During the six months ended June 30, 2004, the Equity Trust did not repurchase any shares of Series E Auction Rate Cumulative Preferred Stock. At June 30, 2004, 2,000 shares of the Series E Auction Rate Cumulative Preferred Stock were outstanding with an annualized dividend rate of 1.47 percent and accrued dividends amounted to $12,250.

6. OTHER MATTERS. On October 7, 2003, the Equity Trust's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Equity Trust does not believe that these matters will have a material adverse effect on the Equity Trust's financial position or the results of its operations.

7. INDEMNIFICATIONS. The Equity Trust enters into contracts that contain a variety of indemnifications. The Equity Trust's maximum exposure under these arrangements is unknown. However, the Equity Trust has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

                         THE GABELLI EQUITY TRUST INC.
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN EQUITY TRUST COMMON SHARE               SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD:                          JUNE 30, 2004(a)   ------------------------------------
                                                               (UNAUDITED)      2003(a)(g)    2002(a)(g)     2001(a)
                                                             ----------------   ----------    ----------     -------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ....................      $ 7.98          $ 6.28        $ 8.97        $10.89
                                                                 ------          ------        ------        ------
  Net investment income ...................................        0.09            0.04          0.07          0.08
  Net realized and unrealized gain (loss) on investments ..        0.39            2.50         (1.65)        (0.16)
                                                                 ------          ------        ------        ------
  Total from investment operations ........................        0.48            2.54         (1.58)        (0.08)
                                                                 ------          ------        ------        ------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income ...................................       (0.07)          (0.00)(c)     (0.01)        (0.01)
  Net realized gain on investments ........................          --           (0.14)        (0.16)        (0.11)
                                                                 ------          ------        ------        ------
  Total distributions to preferred stock shareholders .....       (0.07)          (0.14)        (0.17)        (0.12)
                                                                 ------          ------        ------        ------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE
    TO COMMON STOCK SHAREHOLDERS RESULTING
    FROM OPERATIONS .......................................        0.40            2.40         (1.75)        (0.20)
                                                                 ------          ------        ------        ------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
  Net investment income ...................................       (0.02)          (0.01)        (0.05)        (0.06)
  Net realized gain on investments ........................          --           (0.68)        (0.90)        (1.02)
  Return of capital .......................................       (0.30)*         (0.00)(c)     (0.00)(c)        --
                                                                 ------          ------        ------        ------
  Total distributions to common stock shareholders ........       (0.32)          (0.69)        (0.95)        (1.08)
                                                                 ------          ------        ------        ------
CAPITAL SHARE TRANSACTIONS:
  Increase in net asset value from common
    stock share transactions ..............................        0.00(c)         0.01          0.02          0.03
  Decrease in net asset value from shares
    issued in rights offering .............................          --              --            --         (0.62)
  Increase in net asset value from repurchase of
    preferred shares ......................................        0.00(c)           --            --            --
  Offering costs for preferred shares charged
    to paid-in capital ....................................          --           (0.02)        (0.01)        (0.05)
                                                                 ------          ------        ------        ------
  Total capital share transactions ........................        0.00           (0.01)         0.01         (0.64)
                                                                 ------          ------        ------        ------
  NET ASSET VALUE ATTRIBUTABLE TO COMMON STOCK
    SHAREHOLDERS, END OF PERIOD ...........................      $ 8.07          $ 7.98        $ 6.28        $ 8.97
                                                                 ======          ======        ======        ======
  Net asset value total return + ..........................        5.29%          39.90%       (21.00)%       (3.68)%
                                                                 ======          ======        ======        ======
  Market value, end of period .............................      $ 8.17          $ 8.00        $ 6.85        $10.79
                                                                 ======          ======        ======        ======
  Total investment return ++ ..............................        6.24%          28.58%       (28.36)%       10.32%
                                                                 ======          ======        ======        ======

SELECTED DATA FOR AN EQUITY TRUST COMMON SHARE              YEAR ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD:                         -----------------------
                                                             2000(a)       1999(a)
                                                             -------       -------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ....................  $12.75        $11.47
                                                             ------        ------
  Net investment income ...................................    0.05          0.04
  Net realized and unrealized gain (loss) on investments ..   (0.51)         3.25
                                                             ------        ------
  Total from investment operations ........................   (0.46)         3.29
                                                             ------        ------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income ...................................   (0.00)(c)     (0.00)(c)
  Net realized gain on investments ........................   (0.09)        (0.09)
                                                             ------        ------
  Total distributions to preferred stock shareholders .....   (0.09)        (0.09)
                                                             ------        ------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE
    TO COMMON STOCK SHAREHOLDERS RESULTING
    FROM OPERATIONS .......................................   (0.55)         3.20
                                                             ------        ------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
  Net investment income ...................................   (0.04)        (0.03)(b)
  Net realized gain on investments ........................   (1.27)        (1.21)(b)
  Return of capital .......................................      --         (0.68)(b)
                                                             ------        ------
  Total distributions to common stock shareholders ........   (1.31)        (1.92)
                                                             ------        ------
CAPITAL SHARE TRANSACTIONS:
  Increase in net asset value from common
    stock share transactions ..............................      --            --
  Decrease in net asset value from shares
    issued in rights offering .............................      --            --
  Increase in net asset value from repurchase of
    preferred shares ......................................      --            --
  Offering costs for preferred shares charged
    to paid-in capital ....................................      --            --
                                                             ------        ------
  Total capital share transactions ........................      --            --
                                                             ------        ------
  NET ASSET VALUE ATTRIBUTABLE TO COMMON STOCK
    SHAREHOLDERS, END OF PERIOD ...........................  $10.89        $12.75
                                                             ======        ======
  Net asset value total return + ..........................   (4.39)%       29.49%
                                                             ======        ======
  Market value, end of period .............................  $11.44        $12.56
                                                             ======        ======
  Total investment return ++ ..............................    1.91%        26.57%
                                                             ======        ======

----------

  + Based on net asset value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

 ++ Based on market value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

(a) Per share amounts have been calculated using the monthly average shares outstanding method.

(b) A distribution equivalent to $0.75 per share for The Gabelli Utility Trust spin-off from net investment income, realized short-term gains, realized long-term gains, and paid-in-capital were $0.01029, $0.07453, $0.34218 and $0.32300, respectively.

(c)   Amount represents less than $0.005 per share.

(d)   Based on weekly prices.

(e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the years ended December 31, 2002, 2001 and 2000, the ratios of operating expenses to average net assets attributable to common stock would be 1.19%, 1.11%, and 1.14%, respectively, and the ratios of operating expenses to average total net assets including liquidation value of preferred shares would be 0.88%, 1.00%, 0.94% and 1.03%, respectively.

(f)   Asset coverage is calculated by combining all series of preferred stock.

(g)   See Note 2 to Financial Statements (Swap Agreements).

(h)   Annualized.

  * Based on current earnings and subject to change and recharacterization at fiscal year end.

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 2004     ----------------------------------------
                                                                  (UNAUDITED)        2003(a)        2002(a)        2001(a)
                                                                ----------------   ----------     ----------     ----------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets including liquidation value of preferred
    shares, end of period (in 000's) ........................    $1,536,169        $1,514,525     $1,271,600     $1,465,369
  Net assets attributable to common shares,
    end of period (in 000's) ................................    $1,117,273        $1,094,525     $  842,403     $1,166,171
  Ratio of net investment income to average net assets
    attributable to common shares ...........................          1.16%(h)          0.67%          0.99%          0.81%
  Ratio of operating expenses to average net assets
    attributable to common shares (e)(g) ....................          1.21%(h)          1.62%          1.19%          1.12%
  Ratio of operating expenses to average total net assets
    including liquidation value of preferred shares (e)(g) ..          0.88%(h)          1.14%          0.87%          0.95%
  Portfolio turnover rate ...................................             4%             19.2%          27.1%          23.9%
PREFERRED STOCK:
  7.25% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...............            --                --     $  134,198     $  134,198
  Total shares outstanding (in 000's) .......................            --                --          5,368          5,368
  Liquidation preference per share ..........................            --                --     $    25.00     $    25.00
  Average market value (d) ..................................            --                --     $    25.75     $    25.39
  Asset coverage per share ..................................            --                --     $    74.07     $   122.44
  7.20% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...............    $  165,000        $  165,000     $  165,000     $  165,000
  Total shares outstanding (in 000's) .......................         6,600             6,600          6,600          6,600
  Liquidation preference per share ..........................    $    25.00        $    25.00     $    25.00     $    25.00
  Average market value (d) ..................................    $    26.64        $    27.06     $    26.40     $    25.60
  Asset coverage per share ..................................    $    91.70        $    90.15     $    74.07     $   122.44
  AUCTION RATE SERIES C CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...............    $  130,000        $  130,000     $  130,000             --
  Total shares outstanding (in 000's) .......................             5                 5              5             --
  Liquidation preference per share ..........................    $   25,000        $   25,000     $   25,000             --
  Average market value (d) ..................................    $   25,000        $   25,000     $   25,000             --
  Asset coverage per share ..................................    $   91,704        $   90,150     $   74,068             --
  5.875% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...............    $   75,000        $   75,000             --             --
  Total shares outstanding (in 000's) .......................         3,000             3,000             --             --
  Liquidation preference per share ..........................    $    25.00        $    25.00             --             --
  Average market value (d) ..................................    $    24.88        $    25.10             --             --
  Asset coverage per share ..................................    $    91.70        $    90.15             --             --
  AUCTION RATE SERIES E CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...............    $   50,000        $   50,000             --             --
  Total shares outstanding (in 000's) .......................             2                 2             --             --
  Liquidation preference per share ..........................    $   25,000        $   25,000             --             --
  Average market value (d) ..................................    $   25,000        $   25,000             --             --
  Asset coverage per share ..................................    $   91,704        $   90,150             --             --
  ASSET COVERAGE (f) ........................................           367%              361%           296%           490%

                                                                 YEAR ENDED DECEMBER 31,
                                                                -------------------------
                                                                  2000(a)        1999(a)
                                                                ----------     ----------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets including liquidation value of preferred
    shares, end of period (in 000's) ........................   $1,318,263     $1,503,641
  Net assets attributable to common shares,
    end of period (in 000's) ................................   $1,184,041     $1,368,981
  Ratio of net investment income to average net assets
    attributable to common shares ...........................         0.42%          0.34%
  Ratio of operating expenses to average net assets
    attributable to common shares (e)(g) ....................         1.14%          1.27%
  Ratio of operating expenses to average total net assets
    including liquidation value of preferred shares (e)(g) ..         1.03%          1.15%
  Portfolio turnover rate ...................................         32.1%          38.0%
PREFERRED STOCK:
  7.25% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...............   $  134,223     $  134,660
  Total shares outstanding (in 000's) .......................        5,369          5,386
  Liquidation preference per share ..........................   $    25.00     $    25.00
  Average market value (d) ..................................   $    22.62     $    24.43
  Asset coverage per share ..................................   $   245.54     $   279.16
  7.20% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...............           --             --
  Total shares outstanding (in 000's) .......................           --             --
  Liquidation preference per share ..........................           --             --
  Average market value (d) ..................................           --             --
  Asset coverage per share ..................................           --             --
  AUCTION RATE SERIES C CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...............           --             --
  Total shares outstanding (in 000's) .......................           --             --
  Liquidation preference per share ..........................           --             --
  Average market value (d) ..................................           --             --
  Asset coverage per share ..................................           --             --
  5.875% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...............           --             --
  Total shares outstanding (in 000's) .......................           --             --
  Liquidation preference per share ..........................           --             --
  Average market value (d) ..................................           --             --
  Asset coverage per share ..................................           --             --
  AUCTION RATE SERIES E CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...............           --             --
  Total shares outstanding (in 000's) .......................           --             --
  Liquidation preference per share ..........................           --             --
  Average market value (d) ..................................           --             --
  Asset coverage per share ..................................           --             --
  ASSET COVERAGE (f) ........................................          982%         1,117%

  + Based on net asset value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

 ++ Based on market value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

(a) Per share amounts have been calculated using the monthly average shares outstanding method.

(b) A distribution equivalent to $0.75 per share for The Gabelli Utility Trust spin-off from net investment income, realized short-term gains, realized long-term gains, and paid-in-capital were $0.01029, $0.07453, $0.34218 and $0.32300, respectively.

(c)   Amount represents less than $0.005 per share.

(d)   Based on weekly prices.

(e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the years ended December 31, 2002, 2001 and 2000, the ratios of operating expenses to average net assets attributable to common stock would be 1.19%, 1.11%, and 1.14%, respectively, and the ratios of operating expenses to average total net assets including liquidation value of preferred shares would be 0.88%, 1.00%, 0.94% and 1.03%, respectively.

(f)   Asset coverage is calculated by combining all series of preferred stock.

(g)   See Note 2 to Financial Statements (Swap Agreements).

(h)   Annualized.

  * Based on current earnings and subject to change and recharacterization at fiscal year end.

                See accompanying notes to financial statements.

                             DIRECTORS AND OFFICERS
                         THE GABELLI EQUITY TRUST INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS

Mario J. Gabelli, CFA
  CHAIRMAN & CHIEF INVESTMENT OFFICER,
  GABELLI ASSET MANAGEMENT INC.

Dr. Thomas E. Bratter
  PRESIDENT, JOHN DEWEY ACADEMY

Anthony J. Colavita
  ATTORNEY-AT-LAW,
  ANTHONY J. COLAVITA, P.C.

James P. Conn
  FORMER MANAGING DIRECTOR & CHIEF INVESTMENT OFFICER,
  FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Frank J. Fahrenkopf, Jr.
  PRESIDENT & CHIEF EXECUTIVE OFFICER,
  AMERICAN GAMING ASSOCIATION

Arthur V. Ferrara
  FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,
  GUARDIAN LIFE INSURANCE COMPANY OF AMERICA

Karl Otto Pohl
  FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Anthony R. Pustorino
  CERTIFIED PUBLIC ACCOUNTANT
  PROFESSOR EMERITUS, PACE UNIVERSITY

Salvatore J. Zizza
  CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS

Bruce N. Alpert
  PRESIDENT AND TREASURER

Carter W. Austin
  VICE PRESIDENT

Matthew A. Hultquist
  VICE PRESIDENT

Dawn M. Donato
  ASSISTANT VICE PRESIDENT

James E. McKee
  SECRETARY

INVESTMENT ADVISER

Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN

Mellon Trust of New England, N.A.

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

EquiServe Trust Company

STOCK EXCHANGE LISTING
                                                       7.20%             5.875%
                                   Common            Preferred         Preferred
                                 -----------         ---------         ---------
NYSE-Symbol:                         GAB              GAB PrB           GAB PrD
Shares Outstanding:              138,506,691         6,600,000         2,949,700

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds".

The Net Asset Value may be obtained each day by calling (914) 921-5071.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Equity Trust may, from time to time, purchase shares of its common stock in the open market when the Equity Trust shares are trading at a discount of 10% or more from the net asset value of the shares. The Equity Trust may also, from time to time, purchase shares of its Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                                         (D) MAXIMUM NUMBER (0R
                                                        (C) TOTAL NUMBER OF SHARES   APPROXIMATE DOLLAR VALUE) OF SHARES
                 (A) TOTAL NUMBER      (B) AVERAGE     (OR UNITS) PURCHASED AS PART      (0R UNITS) THAT MAY YET BE
                   OF SHARES (OR      PRICE PAID PER    OF PUBLICLY ANNOUNCED PLANS      PURCHASED UNDER THE PLANS OR
     PERIOD       UNITS) PURCHASED    SHARE (OR UNIT)           OR PROGRAMS                        PROGRAMS
=============================================================================================================================
Month #1         Common - N/A          Common - N/A        Common - N/A              Common - 137,189,884
01/01/04
through 01/31/04 Preferred Series B -  Preferred Series B  Preferred Series B -      Preferred Series B - 6,600,000
                 N/A                   - N/A               N/A

                                                           Preferred Series D -      Preferred Series D - 3,000,000
                 Preferred Series D -  Preferred Series D  N/A
                 N/A                   - N/A
=============================================================================================================================
Month #2         Common - N/A          Common - N/A        Common - N/A              Common - 137,189,884
02/01/04
through 02/29/04 Preferred Series B -  Preferred Series B  Preferred Series B - N/A  Preferred Series B - 6,600,000
                 N/A                   - N/A
                                                           Preferred Series D - N/A  Preferred Series D - 3,000,000
                 Preferred Series D -  Preferred Series D
                 N/A                   - N/A
=============================================================================================================================
Month #3         Common - N/A          Common - N/A        Common - N/A              Common - 137,189,884
03/01/04
through 03/31/04 Preferred Series B -  Preferred Series B  Preferred Series B - N/A  Preferred Series B - 6,600,000
                 N/A                   - N/A
                                                           Preferred Series D - N/A  Preferred Series D - 3,000,000
                 Preferred Series D -  Preferred Series D
                 N/A                   - N/A
=============================================================================================================================
Month #4         Common - N/A          Common - N/A        Common - N/A              Common - 137,855,637
04/01/04
through 04/30/04 Preferred Series B -  Preferred Series B  Preferred Series B - N/A  Preferred Series B - 6,600,000
                 N/A                   - N/A
                                                           Preferred Series D -      Preferred Series D - 3,000,000 -
                 Preferred Series D -  Preferred Series D  11,900                    11,900 = 2,988,100
                 11,900                - $24.2986
=============================================================================================================================
Month #5         Common - N/A          Common - N/A        Common - N/A              Common - 137,855,637
05/01/04
through 05/31/04 Preferred Series B -  Preferred Series B  Preferred Series B - N/A  Preferred Series B - 6,600,000
                 N/A                   - N/A
                                                           Preferred Series D -      Preferred Series D - 2,988,100 -
                 Preferred Series D -  Preferred Series D  28,600                    28,600 = 2,959,500
                 28,600                - $23.1641
=============================================================================================================================
Month #6         Common - N/A          Common - N/A        Common - N/A              Common - 137,855,637
06/01/04
through 06/30/04 Preferred Series B -  Preferred Series B  Preferred Series B - N/A  Preferred Series B - 6,600,000
                 N/A                   - N/A
                                                           Preferred Series D -      Preferred Series D - 2,959,500 - 9,800
                 Preferred Series D -  Preferred Series D  9,800                     = 2,949,700
                 9,800                 - $23.8314
=============================================================================================================================
Total            Common - N/A           Common - N/A       Common - N/A              N/A

                 Preferred Series B -  Preferred Series B  Preferred Series B -
                 N/A                   - N/A               N/A
                                                           Preferred Series D -
                 Preferred Series D -  Preferred Series D  50,300
                 50,300                - $23.5625
=============================================================================================================================

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23 (c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares.

    Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired  during the period covered by the table
- The  Fund's  repurchase  plans  are  ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Equity Trust Inc.
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date                       September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.